SUPPLEMENT DATED MAY 15, 2002

TO

PROSPECTUS DATED APRIL 30, 2002

FOR

ALL-STAR VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The Wanger U.S. Small Cap fund has recently changed its name to "Wanger U.S. Smaller Companies."

Effective immediately, all references to Wanger U.S. Small Cap throughout the above-captioned prospectus are hereby changed to read "Wanger U.S. Smaller Companies."

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ANN-36/851J-0502